Share Capital - Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) year	Dec. 31, 2018 CAD ($) year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	1.97	1.95
Stock based compensation expense	$ (2,000,000)	$ 44,000,000
Weighted average fair value (in CAD per option)	$ 0.25	0.65
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	5
Liabilities from share-based payment transactions	$ 4,000,000	11,000,000
Stock based compensation expense	(6,000,000)	(3,000,000)
Stock option exercisable, intrinsic value	0.1	0
Weighted average fair value (in CAD per option)	$ 2.34	$ 2.90